INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	$ 5,523
Intangible assets, Ending Balance	11,559	$ 5,523
Indefinite life intangible assets	799	297
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	6,001	3,360
Additions	231	153
Acquisitions through business combinations	6,816	2,911
Dispositions	(32)	(8)
Foreign currency translation	(76)	(415)
Assets reclassified as held for sale	(436)
Intangible assets, Ending Balance	12,504	6,001
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(478)	(266)
Amortization expense	(582)	(249)
Dispositions	22	4
Foreign currency translation	(4)	33
Assets reclassified as held for sale	97
Intangible assets, Ending Balance	(945)	(478)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,793
Intangible assets, Ending Balance	1,797	1,793
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,912	2,153
Additions	158	104
Acquisitions through business combinations	0	(31)
Dispositions	0	(1)
Foreign currency translation	(75)	(313)
Assets reclassified as held for sale	(27)
Intangible assets, Ending Balance	1,968	1,912
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(119)	(57)
Amortization expense	(62)	(69)
Dispositions	(1)	1
Foreign currency translation	5	6
Assets reclassified as held for sale	6
Intangible assets, Ending Balance	(171)	(119)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	969
Intangible assets, Ending Balance	5,346	969
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,172	730
Additions	7	2
Acquisitions through business combinations	4,960	489
Dispositions	0	0
Foreign currency translation	(14)	(49)
Assets reclassified as held for sale	(365)
Intangible assets, Ending Balance	5,760	1,172
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(203)	(141)
Amortization expense	(288)	(80)
Dispositions	0	0
Foreign currency translation	(1)	18
Assets reclassified as held for sale	78
Intangible assets, Ending Balance	(414)	(203)
Computer software, patents trademarks and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,072
Intangible assets, Ending Balance	3,229	2,072
Computer software, patents trademarks and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,183	172
Additions	20	19
Acquisitions through business combinations	1,367	2,025
Dispositions	(32)	(7)
Foreign currency translation	7	(26)
Assets reclassified as held for sale	(34)
Intangible assets, Ending Balance	3,511	2,183
Computer software, patents trademarks and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(111)	(46)
Amortization expense	(196)	(75)
Dispositions	23	2
Foreign currency translation	(8)	8
Assets reclassified as held for sale	10
Intangible assets, Ending Balance	(282)	(111)
Loyalty program
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	135
Intangible assets, Ending Balance	132	135
Loyalty program | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	150	163
Additions	0	0
Acquisitions through business combinations	0	0
Dispositions	0	0
Foreign currency translation	8	(13)
Assets reclassified as held for sale	0
Intangible assets, Ending Balance	158	150
Loyalty program | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(15)	(5)
Amortization expense	(10)	(11)
Dispositions	0	0
Foreign currency translation	(1)	1
Assets reclassified as held for sale	0
Intangible assets, Ending Balance	(26)	(15)
Brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	402
Intangible assets, Ending Balance	397	402
Brand | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	411	0
Additions	1	0
Acquisitions through business combinations	0	414
Dispositions	0	0
Foreign currency translation	(3)	(3)
Assets reclassified as held for sale	0
Intangible assets, Ending Balance	409	411
Brand | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(9)	0
Amortization expense	(3)	(10)
Dispositions	0	1
Foreign currency translation	0	0
Assets reclassified as held for sale	0
Intangible assets, Ending Balance	(12)	(9)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	152
Intangible assets, Ending Balance	432	152
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	173	142
Additions	45	28
Acquisitions through business combinations	265	14
Dispositions	0	0
Foreign currency translation	(2)	(11)
Assets reclassified as held for sale	(10)
Intangible assets, Ending Balance	471	173
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(21)	(17)
Amortization expense	(22)	(4)
Dispositions	0	0
Foreign currency translation	1	0
Assets reclassified as held for sale	3
Intangible assets, Ending Balance	(39)	(21)
Value of insurance contracts acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0
Intangible assets, Ending Balance	226	0
Value of insurance contracts acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0	0
Additions	0	0
Acquisitions through business combinations	224	0
Dispositions	0	0
Foreign currency translation	3	0
Assets reclassified as held for sale	0
Intangible assets, Ending Balance	227	0
Value of insurance contracts acquired | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0	0
Amortization expense	(1)	0
Dispositions	0	0
Foreign currency translation	0	0
Assets reclassified as held for sale	0
Intangible assets, Ending Balance	$ (1)	$ 0
Westinghouse Electric Company | Proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	15 years
Top of range | Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	40 years
Top of range | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	30 years
Top of range | Loyalty program
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	15 years
Top of range | Brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	20 years
Top of range | Value of insurance contracts acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	15 years
Top of range | Proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	20 years
Top of range | Westinghouse Electric Company | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	25 years
Top of range | Clarios Global LP | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	16 years
Top of range | Clarios Global LP | Proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset weighted average useful life	14 years
Top of range | Genworth MI Canada Inc | Value of insurance contracts acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	15 years